Earning per share (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 ILS (₪) shares
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	₪ 31,656		$ 8,728		₪ 41,564	₪ 45,101
Weighted average number of shares used in computing basic and diluted earnings per share	13,867,017	[1]	13,867,017	[1]	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.